Note 6 - Investment Securities (Details) - Amortized Cost and Fair Value - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
AVAILABLE-FOR-SALE SECURITIES
Fair value, due after one to five years		$ 16,568
Fair value, due after five to ten years		7,067
Amortized cost, total available-for-sale securities	$ 75,670	83,771
Gross unrealized gains, total available-for-sale securities	590	854	$ 567
Gross unrealized loss, total available-for-sale securities	914	820	3,075
Fair value, total available-for-sale securities	$ 75,346	$ 83,805
Yield, total available-for-sale securities	2.66%	2.36%
US Government Agencies Debt Securities [Member]
AVAILABLE-FOR-SALE SECURITIES
Amortized cost, due after one to five years	$ 14,703	$ 16,702
Gross unrealized gains, due after one to five years	14	1
Gross unrealized loss, due after one to five years	31	135
Fair value, due after one to five years	$ 14,686	$ 16,568
Yield, due after one to five years	1.26%	1.21%
Amortized cost, due after five to ten years	$ 500	$ 1,500
Gross unrealized gains, due after five to ten years	4
Gross unrealized loss, due after five to ten years		4
Fair value, due after five to ten years	$ 504	$ 1,496
Yield, due after five to ten years	1.85%	1.83%
Amortized cost, total available-for-sale securities	$ 15,203	$ 18,202
Gross unrealized gains, total available-for-sale securities	18	1
Gross unrealized loss, total available-for-sale securities	31	139	520
Fair value, total available-for-sale securities	$ 15,190	$ 18,064
Yield, total available-for-sale securities	1.28%	1.27%
US States and Political Subdivisions Debt Securities [Member]
AVAILABLE-FOR-SALE SECURITIES
Amortized cost, due after one to five years	$ 376	$ 559
Gross unrealized gains, due after one to five years	6	24
Fair value, due after one to five years	$ 382	$ 583
Yield, due after one to five years	4.25%	2.26%
Amortized cost, due after five to ten years	$ 4,758	$ 4,835
Gross unrealized gains, due after five to ten years	139	184
Gross unrealized loss, due after five to ten years	46	31
Fair value, due after five to ten years	$ 4,851	$ 4,988
Yield, due after five to ten years	3.66%	3.22%
Amortized cost, total available-for-sale securities	$ 14,933	$ 15,972
Gross unrealized gains, total available-for-sale securities	435	679	391
Gross unrealized loss, total available-for-sale securities	140	52	198
Fair value, total available-for-sale securities	$ 15,228	$ 16,599
Yield, total available-for-sale securities	3.86%	3.18%
Amortized cost, due after ten to fifteen years	$ 7,287	$ 8,065
Gross unrealized gains, due after ten to fifteen years	289	445
Gross unrealized loss, due after ten to fifteen years	50	21
Fair value, due after ten to fifteen years	$ 7,526	$ 8,489
Yield, due after ten to fifteen years	4.19%	3.23%
Amortized cost, due beyond fifteen years	$ 2,512	$ 2,513
Gross unrealized gains, due beyond fifteen years	1	26
Gross unrealized loss, due beyond fifteen years	44
Fair value, due beyond fifteen years	$ 2,469	$ 2,539
Yield, due beyond fifteen years	3.20%	3.09%
Collateralized Mortgage Backed Securities [Member]
AVAILABLE-FOR-SALE SECURITIES
Amortized cost, due after one to five years	$ 465	$ 588
Gross unrealized gains, due after one to five years	8	14
Fair value, due after one to five years	$ 473	$ 602
Yield, due after one to five years	3.11%	2.97%
Amortized cost, due after five to ten years	$ 1,674	$ 1,846
Gross unrealized gains, due after five to ten years	33	36
Gross unrealized loss, due after five to ten years	2	1
Fair value, due after five to ten years	$ 1,705	$ 1,881
Yield, due after five to ten years	3.33%	2.25%
Amortized cost, total available-for-sale securities	$ 45,152	$ 49,157
Gross unrealized gains, total available-for-sale securities	107	140	126
Gross unrealized loss, total available-for-sale securities	743	629	2,357
Fair value, total available-for-sale securities	$ 44,516	$ 48,668
Yield, total available-for-sale securities	2.71%	2.03%
Amortized cost, due after ten to fifteen years	$ 26,470	$ 28,811
Gross unrealized gains, due after ten to fifteen years	39	42
Gross unrealized loss, due after ten to fifteen years	346	360
Fair value, due after ten to fifteen years	$ 26,163	$ 28,493
Yield, due after ten to fifteen years	2.43%	1.78%
Amortized cost, due beyond fifteen years	$ 16,543	$ 17,912
Gross unrealized gains, due beyond fifteen years	27	48
Gross unrealized loss, due beyond fifteen years	395	268
Fair value, due beyond fifteen years	$ 16,175	$ 17,692
Yield, due beyond fifteen years	3.07%	2.38%
Other Debt Obligations [Member]
AVAILABLE-FOR-SALE SECURITIES
Amortized cost, due after five to ten years	$ 382
Gross unrealized gains, due after five to ten years	30
Fair value, due after five to ten years	$ 412
Yield, due after five to ten years	4.68%
Amortized cost, total available-for-sale securities	$ 382	$ 440
Gross unrealized gains, total available-for-sale securities	30	34	$ 50
Fair value, total available-for-sale securities	$ 412	$ 474
Yield, total available-for-sale securities	4.68%	4.96%
Amortized cost, due after ten to fifteen years		$ 440
Gross unrealized gains, due after ten to fifteen years		34
Fair value, due after ten to fifteen years		$ 474
Yield, due after ten to fifteen years		4.96%